Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,032,215	¥ 2,114,011	¥ 2,412,745
Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		1,018,000	1,003,000
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	¥ 1,018,000	¥ 1,003,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,003 billion and ¥1,018 billion carried at fair value at March 31, 2022 and 2023, respectively, which are well-diversified across industries.